Income Taxes - Income Tax Related Assets And Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Income tax receivables	$ 154	$ 146
Non-current:
Income taxes receivable and prepaid taxes	30	50
Deferred tax assets	373 [1]	381	[2]
Deferred tax assets, noncurrent	403	431
Deferred tax assets, total	557	577
Current liabilities:
Liability for uncertain tax positions	(15)	(17)
Income taxes payable	(112)	(21)
Deferred tax liabilities, current	(127)	(38)
Non-current:
Deferred taxes	(652)	(238)
Income taxes payable	(278)	0
Liability for uncertain tax positions	(236)	(185)
Deferred tax liabilities, noncurrent	(1,166)	(423)
Deferred tax liabilities, total	(1,293)	(461)
Valuation allowance	1,440	$ 1,094
Net increase in deferred tax asset valuation allowance	$ 346

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.